Short-Term Borrowings And Long-Term Debt [Text Block]	12 Months Ended
Mar. 31, 2014
Short-Term Borrowings And Long-Term Debt [Text Block]
12.	SHORT-TERM BORROWINGS AND LONG-TERM DEBT

At March 31, 2013 and 2014, the MUFG Group had unused lines of credit for short-term financing amounting to ¥11,282,220 million and ¥10,750,175 million, respectively. The amounts principally consist of the lines of collateralized intraday overdrafts without interest charges and collateralized overnight loans on bills at the official discount rate granted by the Bank of Japan, which are used to cover shortages in the Bank of Japan account and to meet liquidity needs. The MUFG Group may borrow from the Bank of Japan on demand up to the total amount of collateral eligible for credit extension.

Other short-term borrowings at March 31, 2013 and 2014 were comprised of the following:

	2013	2014
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,358,067	¥1,235,525
Borrowings from the Bank of Japan	7,466,717	5,888,541
Borrowings from other financial institutions	203,120	224,676
Other	49,500	59,501

Total domestic offices	9,077,404	7,408,243

Foreign offices:
Commercial paper	2,125,851	3,091,977
Borrowings from other financial institutions	386,068	333,116
Short-term debentures	—	119,837
Other	19,389	153,074

Total foreign offices	2,531,308	3,698,004

Total	11,608,712	11,106,247
Less unamortized discount	114	176

Other short-term borrowings—net	¥11,608,598	¥11,106,071

Weighted average interest rate on outstanding balance at end of fiscal year	0.20%	0.25%

Long-term debt (with original maturities of more than one year) at March 31, 2013 and 2014 was comprised of the following:

	2013	2014
	(in millions)
MUFG:
Obligations under capital leases	¥59	¥78
Subordinated debt(1):
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 3.92%-4.42%	380,500	380,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 3.42%-4.78%	1,500	1,500
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 6.25%	470	515
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	1,207	1,416
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, Euro, no stated maturity, principally 6.20%(2)	430	514

Total	384,166	384,523

BTMU:
Obligations under capital leases	¥15,294	¥12,260
Obligation under sale-and-leaseback transactions	47,435	46,339
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2014-2027, principally 0.16%-2.69%	1,337,900	1,311,801
Fixed rate bonds, payable in US dollars, due 2015-2044, principally 1.00%-4.70%	639,679	1,109,470
Fixed rate bonds, payable in other currencies excluding Japanese yen, US dollars, due 2014-2017, principally 4.05%-4.91%(2)	126,709	71,439
Fixed rate borrowings, payable in Japanese yen, due 2014-2028, principally 0.10%-0.50%	10,297	1,163,291
Fixed rate borrowings, payable in US dollars, due 2018, principally 7.49%	383	342
Fixed rate borrowings, payable in other currencies excluding Japanese yen, US dollars, due 2013-2014, principally 2.13%-5.65%(2)	384	—
Adjustable rate bonds, payable in Japanese yen, due 2014, principally 1.57%	20,000	—
Floating rate bonds, payable in US dollars, due 2016-2017, principally 0.65%-0.85%	93,667	226,424
Floating rate bonds, payable in other currencies excluding Japanese yen, US dollars, due 2015-2017, principally 3.77%-4.00%(2)	29,379	90,431
Floating rate borrowings, payable in US dollars, due 2014-2024, principally 0.33%-0.67%	780,410	942,215
Floating rate borrowings, payable in Euro, due 2014-2021, principally 0.45%-0.48%(2)	7,839	7,497

Total	3,046,647	4,922,910
Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2014-2031, principally 0.93%-2.91%	1,579,037	1,336,892
Fixed rate borrowings, payable in Japanese yen, due 2016-2035, principally 0.56%-2.24%	233,419	233,400
Fixed rate borrowings, payable in US dollars, due 2013, principally 6.76%	118,177	—
Adjustable rate bonds, payable in Japanese yen, due 2019, principally 1.20%	93,700	31,000
Adjustable rate borrowings, payable in Japanese yen, due 2017-2028, principally 0.25%-2.86%	395,600	245,800
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 0.97%-4.78%	891,199	845,400
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 6.25%	221,018	241,862
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	158,760	186,270
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, Euro, no stated maturity, principally 6.20%(2)	80,885	96,790
Floating rate borrowings, payable in Japanese yen, due 2020-2027, principally 0.36%-0.86%	41,900	41,900

Total	3,813,695	3,259,314
Obligations under loan securitization transaction accounted for as secured borrowings due 2014-2044, principally 0.24%-5.90%	1,516,893	1,146,638
Payable under repurchase agreements due 2016-2018, principally 0.63%-1.48%	188,100	360,220

Total	8,628,064	9,747,681

Other subsidiaries:
Obligations under capital leases	¥10,286	¥7,781
Unsubordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2014-2044, principally 0.00%-16.00%	547,746	915,357
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2014-2038, principally 0.00%-13.10%	46,849	396,704
Fixed rate bonds and notes, payable in Euro, due 2018, principally 4.21%	—	6,514
Fixed rate bonds and notes, payable in Thai baht, due 2014-2018, principally 0.00%-4.80%	1,437	269,219
Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, Euro, Thai baht, due 2014-2037, principally 0.50%-10.75%(2)	8,952	35,011
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2014-2044, principally 0.00%-24.00%	1,199,685	1,426,933
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2014-2038, principally 0.00%-7.30%	403,809	276,402
Floating rate bonds and notes, payable in Euro, due 2014-2018, principally 0.00%-1.76%	22,492	34,281
Floating rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, Euro, due 2014-2037, principally 0.00%-1.10%(2)	2,006	2,055

Total	2,232,976	3,362,476
Subordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2014-2030, principally 0.56%-2.98%	435,544	484,194
Fixed rate bonds and notes, payable in US dollars, due 2014-2019, principally 5.38%-11.33%	105,096	77,330
Fixed rate bonds and notes, payable in Thai baht, due 2020-2022, principally 4.51%-4.70%	—	111,682
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2020, principally 1.76%	72,300	5,000
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 1.93%-3.50%	105,744	105,667
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2014-2021, principally 0.57%-1.52%	192,391	204,926
Floating rate borrowings, bonds and notes, payable in US dollars, due 2033-2036, principally 1.95%-3.50%	—	6,972

Total	911,075	995,771
Obligations under loan securitization transaction accounted for as secured borrowings due 2014-2018, principally 0.95%-2.71%	15,791	446

Total	3,170,128	4,366,474

Total	¥12,182,358	¥14,498,678

Notes:

(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as Australian dollar, British pound, Indonesian rupiah, Brazilian real, Russian ruble etc, have been summarized into the “Other currencies” classification.

The MUFG Group uses derivative financial instruments to manage its interest rate and currency exposures for certain debts. The derivative financial instruments include swaps, forwards, options and other types of derivatives. As a result of these derivative instruments, the effective rates reflected in the table above may differ from the coupon rates. The interest rates for the adjustable and floating rate debt shown in the above table are those in effect at March 31, 2013 and 2014.

Certain debt agreements permit the MUFG Group to redeem the related debt, in whole or in part, prior to maturity at the option of the issuer on terms specified in the respective agreements.

The following is a summary of maturities of long-term debt subsequent to March 31, 2014:

	MUFG	BTMU	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2015	¥20	¥1,111,236	¥575,174	¥1,686,430
2016	18	931,103	646,907	1,578,028
2017	13	2,295,298	585,917	2,881,228
2018	6	891,232	353,487	1,244,725
2019	3	529,641	544,859	1,074,503
2020 and thereafter	384,463	3,989,171	1,660,130	6,033,764

Total	¥384,523	¥9,747,681	¥4,366,474	¥14,498,678